Data from FCR's Financial Statemets (Details 7) - FCR [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Information [Line Items]
Total selling price	$ 90,074	$ 139,600
Vendor take-back mortgages on sale		(6,950)
Property selling costs	(1,667)	(2,435)
Total cash proceeds	$ 88,407	$ 130,215